Note 11 - Long-term Debt and Financing - Long- Term Debt (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Long-term debt, balance		$ 543,504	$ 498,088
Cash inflows (outflows)		29,037	49,726
FX		3,995	(6,101)
Non-cash changes		2,326	1,790
Long-term debt, balance		578,862	543,504
Short-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, balance		(121,451)
Cash inflows (outflows)
FX
Non-cash changes
Long-term debt, balance			(121,451)
Long-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, balance		422,053	498,088
Cash inflows (outflows)		29,037	49,726
FX		3,995	(6,101)
Non-cash changes		2,326	1,790
Long-term debt, balance		578,862	422,053
Credit facility [member]
Statement Line Items [Line Items]
Long-term debt, balance	[1]	121,451	66,001
Cash inflows (outflows)	[1]	29,037	53,857
FX	[1]
Non-cash changes	[1]	398	1,593
Long-term debt, balance	[1]	150,886	121,451
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Long-term debt, balance	[2]	85,760
Cash inflows (outflows)	[2]		95,869
FX	[2]
Non-cash changes	[2]	258	(10,109)
Long-term debt, balance	[2]	86,018	85,760
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, balance	[3]	148,146	145,579
Cash inflows (outflows)	[3]
FX	[3]
Non-cash changes	[3]	670	2,567
Long-term debt, balance	[3]	148,816	148,146
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Long-term debt, balance	[4]	188,147	190,486
Cash inflows (outflows)	[4]
FX	[4]	3,995	(6,101)
Non-cash changes	[4]	1,000	3,761
Long-term debt, balance	[4]	193,142	188,147
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, balance	[5]		96,022
Cash inflows (outflows)	[5]		(100,000)
FX	[5]
Non-cash changes	[5]		3,978
Long-term debt, balance	[5]

[1]	As at June 30, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada (“National”), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A.. The agreement extends Just Energy’s credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. A certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 3.40%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.40% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at June 30, 2018, the Canadian prime rate was 3.45% and the U.S. prime rate was 5.00%. As at June 30, 2018, $153.32 million has been drawn against the facility and total letters of credit outstanding as of June 30, 2018, amounted to $103.9 million ( March 31, 2018 - $113.4 million). As at June 30, 2018, Just Energy has $95. 3 million of the facility remaining for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at June 30, 2018, the Company was compliant with all of these covenants.
[2]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[3]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.
[4]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds.
[5]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018.